                    January 29, 2007

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Cohen & Steers European Realty Shares, Inc.

Dear Sir or Madam:

On behalf of Cohen & Steers European Realty Shares, Inc. (the “Fund”), we are hereby transmitting for filing under the Investment Company Act of 1940 (the “1940 Act”) a Notification of Registration on Form N-8A. We also are transmitting for filing pursuant to the Securities Act of 1933 and the 1940 Act the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

Please direct any comments or questions to Janna Manes, of Stroock & Stroock & Lavan LLP, at (212) 806-6141, or to me at (212) 446-9159.

Very truly yours,

John E. McLean
Vice President and Associate General Counsel

cc:	Keith A. O’Connell
Senior Counsel

Janna Manes